Revenue (Future sales commitments) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Reportable Segments Member
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 5,430,689
USD/CAD average foreign exchange rate	1.30
Reportable Segments Member | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 895,477
Reportable Segments Member | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	985,590
Reportable Segments Member | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	956,625
Reportable Segments Member | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	481,288
Reportable Segments Member | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	473,443
Reportable Segments Member | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	1,638,266
Uranium [member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	2,910,771
Uranium [member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	556,122
Uranium [member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	629,675
Uranium [member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	627,534
Uranium [member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	237,052
Uranium [member] | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	238,354
Uranium [member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	622,034
Fuel Services [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	2,519,918
Fuel Services [Member] | 2023 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	339,355
Fuel Services [Member] | 2024 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	355,915
Fuel Services [Member] | 2025 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	329,091
Fuel Services [Member] | 2026 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	244,236
Fuel Services [Member] | 2027 [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	235,089
Fuel Services [Member] | Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [Line Items]
Total	$ 1,016,232